Liability for Future Equity (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 31, 2024	Jun. 30, 2026	Apr. 24, 2025
Liability For Future Equity [Line Items]
Total consideration		$ 1,512
SAFE Agreements [Member]
Liability For Future Equity [Line Items]
Total consideration	$ 846
SAFE Agreements [Member] | Series C Redeemable Convertible Preferred Shares [Member]
Liability For Future Equity [Line Items]
Convertible, shares issuable			67,368